CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - DOLLAR THRIFTY (USD $)	3 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ 26,483,000	$ (48,241,000)	$ 275,779,000	$ 210,489,000	$ (18,383,000)	$ 145,298,000	$ 125,649,000	$ 159,550,000	$ 131,216,000	$ 45,022,000
Depreciation:
Vehicle depreciation	571,751,000	492,053,000	2,068,378,000	1,809,609,000	1,789,903,000	230,391,000	247,085,000	317,814,000	362,233,000	460,660,000
Non-vehicle depreciation	51,324,000	44,049,000	172,582,000	158,009,000	154,031,000	13,203,000	14,559,000	19,381,000	20,190,000	19,200,000
Adjustment of depreciation upon disposal of revenue earning equipment	(1,300,000)	(39,400,000)	(96,800,000)	(112,200,000)	42,900,000	(42,023,000)	(43,129,000)	(46,887,000)	(63,084,000)	(35,086,000)
Amortization						5,520,000	5,703,000	7,505,000	7,290,000	7,994,000
Performance share incentive, stock option and restricted stock plans	7,984,000	7,515,000	30,255,000	31,093,000	36,560,000	4,974,000	3,124,000	3,234,000	4,785,000	4,698,000
Interest income earned on restricted cash and investments						(524,000)	(226,000)	(397,000)	(653,000)	(3,202,000)
Deferred income taxes	41,191,000	7,073,000	135,600,000	74,400,000	(19,877,000)	49,369,000	59,214,000	86,652,000	76,957,000	16,854,000
Swap termination reclassification						8,488,000
Change in fair value of derivatives	(1,456,000)	(2,956,000)	4,326,000	(7,990,000)	10,810,000	525,000	(3,367,000)	(3,244,000)	(28,694,000)	(28,848,000)
Change in assets and liabilities, net of acquisitions:
Income taxes payable/receivable						14,333,000	54,241,000	47,017,000	(61,357,000)	(3,220,000)
Receivables	(33,211,000)	(57,553,000)	(157,732,000)	(79,851,000)	(3,145,000)	(11,443,000)	(1,747,000)	(7,675,000)	6,442,000	28,574,000
Prepaid expenses and other assets						2,170,000	5,720,000	14,433,000	6,337,000	12,275,000
Accounts payable	38,289,000	53,589,000	49,896,000	(1,139,000)	119,054,000	888,000	4,368,000	2,810,000	(1,531,000)	(2,522,000)
Accrued liabilities	16,516,000	(44,912,000)	(22,513,000)	(144,088,000)	(53,457,000)	13,357,000	(4,469,000)	(6,472,000)	1,687,000	6,761,000
Vehicle insurance reserves						(4,157,000)	1,021,000	(21,205,000)	(864,000)	(1,726,000)
Other						4,401,000	(9,136,000)	(5,265,000)	329,000	2,769,000
Net cash provided by operating activities	738,362,000	492,034,000	2,748,412,000	2,258,521,000	2,237,927,000	434,770,000	458,610,000	567,294,000	461,941,000	535,924,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to Acquire Revenue Earning Equipment	(3,252,980,000)	(2,648,695,000)	(9,613,239,000)	(9,454,311,000)	(8,440,872,000)	(1,380,617,000)	(983,879,000)	(1,168,532,000)	(1,239,088,000)	(1,060,251,000)
Revenue-earning vehicles-Proceeds from sales	2,237,878,000	2,009,336,000	7,125,096,000	7,850,442,000	7,518,446,000	757,091,000	492,008,000	757,766,000	856,775,000	1,477,368,000
Change in cash and cash equivalents-required minimum balance							100,000,000	100,000,000		(100,000,000)
Net change in restricted cash and investments						103,645,000	76,306,000	(75,461,000)	345,786,000	(22,750,000)
Property, equipment and software-Purchases						(13,901,000)	(11,196,000)	(16,633,000)	(23,031,000)	(15,508,000)
Property, equipment and software-Proceeds from sales						3,491,000	353,000	359,000	464,000	104,000
Net cash used in investing activities	(932,317,000)	(715,765,000)	(4,747,290,000)	(2,192,902,000)	(943,568,000)	(530,291,000)	(326,408,000)	(402,501,000)	(59,094,000)	278,955,000
Debt and other obligations:
Proceeds from vehicle debt and other obligations						581,169,000	1,137,903,000	1,537,903,000	526,876,000	44,781,000
Payments of vehicle debt and other obligations						(500,000,000)	(1,072,073,000)	(1,387,073,000)	(847,448,000)	(785,225,000)
Payments of non-vehicle debt							(148,125,000)	(148,125,000)	(10,000,000)	(20,000,000)
Issuance of common shares						1,694,000	2,921,000	4,774,000	2,988,000	129,583,000
Net settlement of employee withholding taxes on share-based awards						(1,215,000)	(3,205,000)	(3,205,000)	(722,000)
Purchase of common stock for the treasury						(29,136,000)
Payments of Financing Costs	(15,402,000)	(4,217,000)	(49,433,000)	(91,482,000)	(78,151,000)	(8,770,000)	(13,303,000)	(14,757,000)	(11,792,000)	(6,615,000)
Net cash provided by (used in) financing activities	322,050,000	(120,844,000)	1,595,166,000	(1,512,255,000)	104,517,000	43,742,000	(95,882,000)	(119,298,000)	(340,098,000)	(644,111,000)
Net decrease in cash and cash equivalents during the period	120,537,000	(336,622,000)	(397,973,000)	(1,442,798,000)	1,388,539,000	(51,779,000)	36,320,000	45,495,000	62,749,000	170,768,000
CASH AND CASH EQUIVALENTS:
Cash and cash equivalents at beginning of period	533,235,000	931,208,000	931,208,000	2,374,006,000	985,467,000	508,648,000	463,153,000	463,153,000	400,404,000	229,636,000
Cash and cash equivalents at end of period	653,772,000	594,586,000	533,235,000	931,208,000	2,374,006,000	456,869,000	499,473,000	508,648,000	463,153,000	400,404,000
Cash paid for (refund of):
Interest						38,769,000	50,350,000	66,559,000	82,923,000	96,569,000
Income taxes						25,749,000	(32,941,000)	(31,965,000)	74,745,000	22,350,000
SUPPLEMENTAL DISCLOSURES OF INVESTING AND FINANCING NONCASH ACTIVITIES:
Sales and incentives related to revenue-earning vehicles included in receivables						45,228,000	33,348,000	23,611,000	5,340,000	33,704,000
Purchases of revenue-earning vehicles included in accounts payable	443,120,000	518,231,000	249,605,000	153,634,000	266,354,000	581,000	310,000	5,707,000	1,261,000	370,000
Purchases of property, equipment and software included in accounts payable	$ 58,701,000	$ 41,917,000	$ 34,996,000	$ 53,263,000	$ 37,379,000	$ 16,000	$ 4,421,000	$ 2,309,000	$ 671,000	$ 2,914,000